SEGMENT REPORTING (Details) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2022 segment	Mar. 31, 2022 segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [abstract]
Number of operating segment | segment	3	2	3
Disclosure of operating segments [line items]
Total revenues			$ 5,101	$ 7,241	$ 514
Proportionate share of equity accounted investment adjusted earnings			222	8	0
Changes in deferred acquisition costs			383	44	0
Interest expense			(196)	(9)	0
Current income tax (expense) recovery			(68)	(2)	(1)
Depreciation expense			(13)	0	0
Income tax expenses			(68)	(2)	(1)
Less: Proportionate share of equity accounted investment adjusted earnings			(222)	(8)	0
Add: Income from equity accounted investments			222	8	0
Net income (loss) for the year			492	(44)	1
Other operating expenses			650	1	1
Assets			43,499	11,493
Liabilities			42,042	10,058
Equity			1,457	1,435	83	$ 66
Non-current assets			2,028	1,126	2
Net earned premium			4,260	7,162	430
United States
Disclosure of operating segments [line items]
Non-current assets			2,020	1,121	0
Canada
Disclosure of operating segments [line items]
Non-current assets			4	3	2
Bermuda
Disclosure of operating segments [line items]
Non-current assets			2	1	0
Cayman Islands
Disclosure of operating segments [line items]
Non-current assets			2	1	0
Material reconciling items
Disclosure of operating segments [line items]
Proportionate share of equity accounted investment adjusted earnings			47
Current income tax (expense) recovery			(47)	(2)
Interest expense on junior preferred shares			(67)
Depreciation expense			(13)
Income tax expenses			(47)	(2)
Transaction costs			(31)	(8)
Mark-to-market on investments and derivatives			208	(59)
Other corporate activities, net			(63)	1
Less: Proportionate share of equity accounted investment adjusted earnings			(47)
Add: Income from equity accounted investments			98
Reportable segments [member]
Disclosure of operating segments [line items]
Net premiums and other policy related revenues			4,484	7,206	430
Other net investment income, including funds withheld			1,067	126	84
Total revenues			5,551	7,332	514
Proportionate share of equity accounted investment adjusted earnings			47	8
Benefits paid on insurance contracts, net			(1,635)	(292)	(38)
Changes in insurance reserves, net			(2,650)	(6,980)	(468)
Changes in deferred acquisition costs			285
Interest credited to other policyholder account balances			(156)
Other insurance and reinsurance expenses			(538)	(19)
Operating expenses excluding transactions costs			(365)	(18)
Interest expense			(64)	(7)
Other corporate expenses					(6)
Current income tax (expense) recovery			(21)		(1)
Segment DOE			454	24	1
Income tax expenses			(21)		(1)
Less: Proportionate share of equity accounted investment adjusted earnings			(47)	(8)
Assets			43,499	11,493	1,440
Liabilities			42,042	10,058	1,357
Equity			1,457	1,435	83
Reinsurance
Disclosure of operating segments [line items]
Net premiums and other policy related revenues			1,246	6,190	0
Other net investment income, including funds withheld			230	127	0
Total revenues			1,476	6,317	0
Proportionate share of equity accounted investment adjusted earnings			47	8
Benefits paid on insurance contracts, net			(323)	(220)	0
Changes in insurance reserves, net			(1,152)	(6,060)	0
Changes in deferred acquisition costs			160
Interest credited to other policyholder account balances			0
Other insurance and reinsurance expenses			(125)	(19)
Operating expenses excluding transactions costs			(21)	(6)
Interest expense			(23)	(7)
Other corporate expenses					0
Current income tax (expense) recovery			0		0
Segment DOE			39	13	0
Income tax expenses			0		0
Less: Proportionate share of equity accounted investment adjusted earnings			(47)	(8)
Assets			9,226	7,921	0
Liabilities			7,602	6,803	0
Equity			$ 1,624	$ 1,118	0
Reinsurance | United States ceding Company One | United States
Disclosure of operating segments [line items]
Premium revenues percentage			27.00%	63.00%
Reinsurance | United States Ceding Company Two | United States
Disclosure of operating segments [line items]
Premium revenues percentage			1.00%	22.00%
Pension Risk Transfer
Disclosure of operating segments [line items]
Net premiums and other policy related revenues			$ 1,560	$ 1,016	430
Other net investment income, including funds withheld			120	(1)	84
Total revenues			1,680	1,015	514
Proportionate share of equity accounted investment adjusted earnings			0	0
Benefits paid on insurance contracts, net			(156)	(72)	(38)
Changes in insurance reserves, net			(1,488)	(920)	(468)
Changes in deferred acquisition costs			0
Interest credited to other policyholder account balances			0
Other insurance and reinsurance expenses			0	0
Operating expenses excluding transactions costs			(15)	(12)
Interest expense			0	0
Other corporate expenses					(6)
Current income tax (expense) recovery			0		(1)
Segment DOE			21	11	1
Income tax expenses			0		(1)
Less: Proportionate share of equity accounted investment adjusted earnings			0	0
Other operating expenses			2
Assets			3,392	2,473	1,440
Liabilities			3,091	2,269	1,357
Equity			301	204	83
Pension Risk Transfer | United States
Disclosure of operating segments [line items]
Net earned premium					2
Direct Insurance
Disclosure of operating segments [line items]
Net premiums and other policy related revenues			1,678	0	0
Other net investment income, including funds withheld			717	0	0
Total revenues			2,395	0	0
Proportionate share of equity accounted investment adjusted earnings			0	0
Benefits paid on insurance contracts, net			(1,156)	0	0
Changes in insurance reserves, net			(10)	0	0
Changes in deferred acquisition costs			125
Interest credited to other policyholder account balances			(156)
Other insurance and reinsurance expenses			(413)	0
Operating expenses excluding transactions costs			(329)	0
Interest expense			(41)	0
Other corporate expenses					0
Current income tax (expense) recovery			(21)		0
Segment DOE			394	0	0
Income tax expenses			(21)		0
Less: Proportionate share of equity accounted investment adjusted earnings			0	0
Other operating expenses			649
Assets			29,671	0	0
Liabilities			26,223	0	0
Equity			3,448	0	0
Other
Disclosure of operating segments [line items]
Assets			1,210	1,099	0
Liabilities			5,126	986	0
Equity			$ (3,916)	$ 113	$ 0